Subsequent Events	12 Months Ended
Mar. 01, 2014
Subsequent Events [Abstract]
Subsequent Events
SUBSEQUENT EVENTS
On March 21, 2014, the Company announced that it has entered into an agreement pursuant to which it will sell the majority of its real estate holdings in Canada. The announced transaction is part of the Company's ongoing program to improve operational efficiencies, optimize resource usage and shift resources to support operations as the business continues to evolve.
Under the terms of the agreement, the Company will sell more than 3 million square feet of space as well as vacant lands. The Company will also lease back a portion of the space. CBRE Limited served as an advisor to the Company for this transaction. The agreement is expected to close in the first quarter of fiscal 2015. The transaction is subject to certain conditions, and the transaction may not be completed on the negotiated terms, or at all. Additional terms of the transaction will be announced once the principal conditions are satisfied or waived by the parties.